Consolidating Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 693	$ 606	$ 534	$ 911
Receivables, net	619	553
Deferred income taxes	177	146
Other current assets	455	405
Total current assets	1,944	1,710
Property and equipment, net	614	529	493
Deferred income taxes	1,299	1,454
Goodwill	691	375	353
Other intangibles, net	923	731
Other non-current assets	361	320
Intercompany receivables (payables)	0	0
Investment in subsidiaries	0	0
Total assets exclusive of assets under vehicle programs	5,832	5,119
Assets under vehicle programs:
Program cash	116	24
Vehicles, net	9,582	9,274
Receivables from vehicle manufacturers and other	391	439
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	363	362
Assets under vehicle programs	10,452	10,099	9,090
Total assets	16,284	15,218
Current liabilities:
Short-term debt and current portion of long-term debt	89	57
Accounts payable and other current liabilities	1,479	1,421
Total current liabilities	1,568	1,478
Long-term debt	3,305	2,848
Due to Related Parties, Noncurrent	0	0
Deferred Income Taxes	2,177	2,163
Other non-current liabilities	847	871
Total liabilities exclusive of liabilities under vehicle programs	5,720	5,197
Liabilities under vehicle programs:
Debt	1,681	1,603
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	5,656	5,203
Other	279	295
Total Liabilities under vehicle programs	9,793	9,264
Total stockholders’ equity	771	757	412	410
Total liabilities and stockholders’ equity	16,284	15,218
Parent Company
Current assets:
Cash and cash equivalents	14	5	2	257
Receivables, net	0	0
Deferred income taxes	1	3
Other current assets	4	5
Total current assets	19	13
Property and equipment, net	0	0
Deferred income taxes	20	23
Goodwill	0	0
Other intangibles, net	0	0
Other non-current assets	104	109
Intercompany receivables (payables)	145	142
Investment in subsidiaries	671	723
Total assets exclusive of assets under vehicle programs	959	1,010
Assets under vehicle programs:
Program cash	0	0
Vehicles, net	0	0
Receivables from vehicle manufacturers and other	0	0
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	0	0
Assets under vehicle programs	0	0
Total assets	959	1,010
Current liabilities:
Short-term debt and current portion of long-term debt	65	0
Accounts payable and other current liabilities	25	22
Total current liabilities	90	22
Long-term debt	0	128
Due to Related Parties, Noncurrent	0	0
Deferred Income Taxes	0	0
Other non-current liabilities	98	103
Total liabilities exclusive of liabilities under vehicle programs	188	253
Liabilities under vehicle programs:
Debt	0	0
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	0	0
Other	0	0
Total Liabilities under vehicle programs	0	0
Total stockholders’ equity	771	757
Total liabilities and stockholders’ equity	959	1,010
Subsidiary Issuers
Current assets:
Cash and cash equivalents	242	102	234	513
Receivables, net	0	0
Deferred income taxes	0	1
Other current assets	80	73
Total current assets	322	176
Property and equipment, net	109	90
Deferred income taxes	1,142	1,216
Goodwill	0	0
Other intangibles, net	41	43
Other non-current assets	96	80
Intercompany receivables (payables)	210	972
Investment in subsidiaries	2,900	2,030
Total assets exclusive of assets under vehicle programs	4,820	4,607
Assets under vehicle programs:
Program cash	0	0
Vehicles, net	10	7
Receivables from vehicle manufacturers and other	0	0
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	0	0
Assets under vehicle programs	10	7
Total assets	4,830	4,614
Current liabilities:
Short-term debt and current portion of long-term debt	14	13
Accounts payable and other current liabilities	238	250
Total current liabilities	252	263
Long-term debt	2,955	2,712
Due to Related Parties, Noncurrent	844	831
Deferred Income Taxes	0	0
Other non-current liabilities	96	79
Total liabilities exclusive of liabilities under vehicle programs	4,147	3,885
Liabilities under vehicle programs:
Debt	11	4
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	0	0
Other	1	2
Total Liabilities under vehicle programs	12	6
Total stockholders’ equity	671	723
Total liabilities and stockholders’ equity	4,830	4,614
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	12	0	1	3
Receivables, net	150	156
Deferred income taxes	156	138
Other current assets	82	81
Total current assets	400	375
Property and equipment, net	312	276
Deferred income taxes	141	223
Goodwill	342	74
Other intangibles, net	519	341
Other non-current assets	18	14
Intercompany receivables (payables)	853	546
Investment in subsidiaries	3,347	3,293
Total assets exclusive of assets under vehicle programs	5,932	5,142
Assets under vehicle programs:
Program cash	0	0
Vehicles, net	9	13
Receivables from vehicle manufacturers and other	0	0
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	0	0
Assets under vehicle programs	9	13
Total assets	5,941	5,155
Current liabilities:
Short-term debt and current portion of long-term debt	3	3
Accounts payable and other current liabilities	487	490
Total current liabilities	490	493
Long-term debt	6	8
Due to Related Parties, Noncurrent	340	372
Deferred Income Taxes	1,984	1,975
Other non-current liabilities	221	277
Total liabilities exclusive of liabilities under vehicle programs	1,057	1,150
Liabilities under vehicle programs:
Debt	0	0
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	0	0
Other	0	0
Total Liabilities under vehicle programs	1,984	1,975
Total stockholders’ equity	2,900	2,030
Total liabilities and stockholders’ equity	5,941	5,155
Subsidiaries Non Guarantor [Member]
Current assets:
Cash and cash equivalents	425	499	297	138
Receivables, net	469	397
Deferred income taxes	21	4
Other current assets	289	246
Total current assets	1,204	1,146
Property and equipment, net	193	163
Deferred income taxes	0	0
Goodwill	349	301
Other intangibles, net	363	347
Other non-current assets	143	117
Intercompany receivables (payables)	331	96
Investment in subsidiaries	0	0
Total assets exclusive of assets under vehicle programs	2,583	2,170
Assets under vehicle programs:
Program cash	116	24
Vehicles, net	9,563	9,254
Receivables from vehicle manufacturers and other	391	439
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	363	362
Assets under vehicle programs	10,433	10,079
Total assets	13,016	12,249
Current liabilities:
Short-term debt and current portion of long-term debt	7	41
Accounts payable and other current liabilities	730	659
Total current liabilities	737	700
Long-term debt	344	0
Due to Related Parties, Noncurrent	355	553
Deferred Income Taxes	193	188
Other non-current liabilities	436	420
Total liabilities exclusive of liabilities under vehicle programs	1,872	1,673
Liabilities under vehicle programs:
Debt	1,670	1,599
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	5,656	5,203
Other	278	293
Total Liabilities under vehicle programs	7,797	7,283
Total stockholders’ equity	3,347	3,293
Total liabilities and stockholders’ equity	13,016	12,249
Eliminations
Current assets:
Cash and cash equivalents	0	0	0	0
Receivables, net	0	0
Deferred income taxes	(1)	0
Other current assets	0	0
Total current assets	(1)	0
Property and equipment, net	0	0
Deferred income taxes	(4)	(8)
Goodwill	0	0
Other intangibles, net	0	0
Other non-current assets	0	0
Intercompany receivables (payables)	(1,539)	(1,756)
Investment in subsidiaries	(6,918)	(6,046)
Total assets exclusive of assets under vehicle programs	(8,462)	(7,810)
Assets under vehicle programs:
Program cash	0	0
Vehicles, net	0	0
Receivables from vehicle manufacturers and other	0	0
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	0	0
Assets under vehicle programs	0	0
Total assets	(8,462)	(7,810)
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Accounts payable and other current liabilities	(1)	0
Total current liabilities	(1)	0
Long-term debt	0	0
Due to Related Parties, Noncurrent	(1,539)	(1,756)
Deferred Income Taxes	0	0
Other non-current liabilities	(4)	(8)
Total liabilities exclusive of liabilities under vehicle programs	(1,544)	(1,764)
Liabilities under vehicle programs:
Debt	0	0
Due to Avis Budget Rental Car Funding (AESOP) LLC-related party	0	0
Other	0	0
Total Liabilities under vehicle programs	0	0
Total stockholders’ equity	(6,918)	(6,046)
Total liabilities and stockholders’ equity	$ (8,462)	$ (7,810)